Note 30 (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and guarantees given [Abstract]
Commitments and guarantees given [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	June 2023	December 2022
Loan commitments given	6.2.2	155,009	136,920
Of which: impaired		164	177
Central banks		162	—
General governments		2,410	3,031
Credit institutions		27,971	15,407
Other financial corporations		5,962	5,895
Non-financial corporations		67,741	68,120
Households		50,763	44,467
Financial guarantees given	6.2.2	16,007	16,511
Of which: impaired ⁽¹⁾		233	281
Central banks		—	—
General governments		173	96
Credit institutions		430	475
Other financial corporations		1,311	1,263
Non-financial corporations		13,951	14,541
Households		142	135
Other commitments given	6.2.2	39,561	39,137
Of which: impaired ⁽¹⁾		672	689
Central banks		—	—
General governments		304	215
Credit institutions		3,976	4,134
Other financial corporations		1,897	1,758
Non-financial corporations		33,211	32,858
Households		174	171
Total	6.2.2	210,578	192,568
(1) Impaired financial guarantees given amounted to €905 and €970 million, respectively, as of June 30, 2023 and December 31, 2022, respectively.